Document and Entity Information	Apr. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001689548
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	PRAXIS PRECISION MEDICINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39620
Entity Tax Identification Number	47-5195942
Entity Address, Address Line One	Praxis Precision Medicines, Inc.
Entity Address, Address Line Two	One Broadway
Entity Address, Address Line Three	16th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	300-8460
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	PRAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false